Investments - Summary of Forth the Group's Investments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Equity method investments	¥ 581,082	¥ 576,852
Equity investments without readily determinable fair values	72,478	75,656
Available-for-sale debt investments	13,302	13,604
Total	666,862	666,112
Less: impairment on investments	(13,302)	(1,533)
Investment, net	¥ 653,560	¥ 664,579